Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2026
Entity File Number	1-11314
Entity Registrant Name	LTC PROPERTIES, INC.
Entity Central Index Key	0000887905
Entity Tax Identification Number	71-0720518
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3011 Townsgate Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	805
Local Phone Number	981-8655
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $.01 par value
Trading Symbol	LTC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false